Regulatory Capital Requirements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 100,751,000	$ 91,886,000
Common equity tier 1 capital to risk-weighted assets ratio	11.90	11.89
Tier I capital to risk-weighted assets amount	$ 115,138,000	$ 106,273,000
Tier I capital to risk-weighted assets ratio	13.60	13.75
Total capital to risk-weighted assets amount	$ 125,652,000	$ 115,944,000
Total capital to risk-weighted assets ratio	14.85	15.01
Tier I capital to average assets amount	$ 115,138,000	$ 106,273,000
Tier I capital to average assets ratio	9.46	9.57
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 38,086,000	$ 34,770,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 50,781,000	$ 46,360,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 67,708,000	$ 61,813,000
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 48,690,000	$ 44,401,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 59,244,000	$ 54,086,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 71,940,000	$ 65,676,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 88,867,000	$ 81,130,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 114,323,000	$ 105,390,000
Common equity tier 1 capital to risk-weighted assets ratio	13.52	13.65
Tier I capital to risk-weighted assets amount	$ 114,323,000	$ 105,390,000
Tier I capital to risk-weighted assets ratio	13.52	13.65
Total capital to risk-weighted assets amount	$ 124,837,000	$ 115,051,000
Total capital to risk-weighted assets ratio	14.76	14.90
Tier I capital to average assets amount	$ 114,323,000	$ 105,390,000
Tier I capital to average assets ratio	9.40	9.50
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 38,053,000	$ 34,737,000
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50	4.50
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 50,738,000	$ 46,317,000
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00	6.00
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00	8.00
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 48,665,000	$ 44,376,000
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00	4.00
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 59,194,000	$ 54,036,000
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 71,879,000	$ 65,615,000
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 88,791,000	$ 81,054,000
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer ratio	0.00%	0.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 67,650,000	$ 61,755,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 54,966,000	$ 50,176,000
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50	6.50
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 67,650,000	$ 61,755,000
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 84,563,000	$ 77,194,000
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00	10.00
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 60,831,000	$ 55,470,000
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00	5.00
Tier 1 capital to average assets minimum for capital adequacy purposes with conservation buffer amount	$ 0	$ 0